SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of each significant customer, revenue as a percentage of total revenues and gross accounts receivable as a percentage of total gross accounts receivable
Significant customers are those that represent more than 10% of the Company’s total revenues or gross accounts receivable balances for the periods and as of each balance sheet date presented. For each significant customer, revenue as a percentage of total revenues and gross accounts receivable as a percentage of total gross accounts receivable were as follows:

	Revenue		Accounts receivable
	For the year ended December 31, 2021	For the year ended December 31, 2020	As of December 31, 2021	As of December 31, 2020
Customer A	12%	21%	0%	0%
Customer B	5%	0%	24%	0%
Customer C	4%	21%	1%	4%
Customer D	3%	11%	0%	0%
Customer E	2%	20%	0%	53%
Customer F	1%	0%	41%	0%
Customer G	1%	14%	0%	32%
Customer H	0%	0%	26%	0%

Schedule of estimated useful lives of property and equipment
Useful lives of property and equipment are as follows:

Property and equipment	Estimated useful life
Laboratory equipment	5
Research devices	5
Sales and marketing devices	5
Computer equipment	5
Tooling	3
Trade show assets	3
Leased devices	5
Other	3-7